Nature of Operations - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended
	Apr. 19, 2017	Jan. 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation				Apr. 30, 2004
Date of operating commencement				Feb. 29, 2016
Share split, conversion ratio	3.2
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs | $				$ 64,193	$ 60,772
IPO | Nasdaq
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs | $			$ 60,800
Issuance of ordinary shares, shares | shares			5,144,378
Issuance of ordinary shares, price per share | $ / shares			$ 13.00
Follow-on Public Offering | Nasdaq
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs | $		$ 64,200
Issuance of ordinary shares, shares | shares		1,682,926
Issuance of ordinary shares, price per share | $ / shares		$ 41.00		$ 41.00
Additional ordinary shares exercised under underwriters option to purchase at the public offering price | shares		219,512
UroGen Pharma Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of operating commencement				Feb. 29, 2016